Related Party Relationships and Transactions - Summary of Related Party Transactions (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [line items]
Dividend		₨ 4	₨ 367	₨ 361
Buyback of shares	[1]	116,445	105,000
Entities controlled by directors [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services		171	43	102
Assets purchased		423	741	240
Dividend		3,760	3,987	3,171
Buyback of shares		91,562	69,392
Rental income		50	45	43
Rent Paid		2	2	8
Others		44	119	63
Remuneration and short-term benefits		0
Other benefits		0
Balance as at the year end
Receivables		241	94	132
Payables		0	23	8
Key management personnel [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services		0
Assets purchased		0
Dividend		242	243	191
Buyback of shares		0	4,076
Rental income		0
Rent Paid		7	9	5
Others		0
Remuneration and short-term benefits		741	354	341
Other benefits		231	178	173
Balance as at the year end
Receivables		0
Payables		₨ 333	₨ 166	₨ 155

[1]	Refer to Note 22